NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI  53202
414-299-7369
May 12, 1997

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Northwestern Mutual Variable Life Account
File No. 33-89188
EDGAR CIK:  0000742277

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus dated April 30, 1997 for the above-referenced entity, to be used in connection with the Prospectus for Northwestern Mutual Series Fund, Inc., also dated April 30, 1997 (file no. 2-89971 and EDGAR CIK no. 0000742212), does not differ from that contained in Post-Effective Amendment No. 2 (the "Amendment") to the Registration statement on Form S-6. This Amendment was filed electronically on April 30, 1997.

Any comments on this filing should be directed to Merrill C.
Lundberg, Assistant General Counsel, at 414-299-7369.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,




/s/Sara A. Holm
Paralegal Specialist




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